Fair Value Measurement - Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	¥ 7,971,241	$ 1,225,158	¥ 4,764,458
Restricted cash			9,319
Time Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	694,500	106,743	2,099,200
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	34,105	5,242	225,848
Short-term investments	10,042	1,543
Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	842,912	129,554	1,804,208
Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	6,389,682	$ 982,076	625,883
Fair Value Measurement Using Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	34,105		225,848
Restricted cash			0
Fair Value Measurement Using Inputs Level 1 [Member] | Time Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Fair Value Measurement Using Inputs Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	34,105		225,848
Short-term investments	0
Fair Value Measurement Using Inputs Level 1 [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0		0
Fair Value Measurement Using Inputs Level 1 [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0		0
Fair Value Measurement Using Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	7,937,136		4,538,610
Restricted cash			9,319
Fair Value Measurement Using Inputs Level 2 [Member] | Time Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	694,500		2,099,200
Fair Value Measurement Using Inputs Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Short-term investments	10,042
Fair Value Measurement Using Inputs Level 2 [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	842,912		1,804,208
Fair Value Measurement Using Inputs Level 2 [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	6,389,682		625,883
Fair Value Measurement Using Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	0		0
Restricted cash			0
Fair Value Measurement Using Inputs Level 3 [Member] | Time Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Fair Value Measurement Using Inputs Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Short-term investments	0
Fair Value Measurement Using Inputs Level 3 [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0		0
Fair Value Measurement Using Inputs Level 3 [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	¥ 0		¥ 0